Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets on Loan by Significant Borrowing Counterparty (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	19,072,901
Digital assets, Fair Value (in Dollars)	$ 120,087,770
Digital assets, Percentage of Fair Value Share	100.00%
Digital assets current, Number of coins on loan	10,548,409.4444	8,120
Digital assets current, Fair Value (in Dollars)	$ 87,326,227	$ 38,618,758
Digital assets current, Percentage of Fair Value Share	73.00%	100.00%
Long-term
Long-term digital assets on loan, Number of coins on loan	8,524,491.5556
Long-term digital assets on loan, Fair Value (in Dollars)	$ 32,761,543
Long-term digital assets on loan, Percentage of Fair Value Share	27.00%
Bottom of range [member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	1.24%	2.95%
Digital assets current, Interest rates	1.24%	2.95%
Top of range [member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	14.93%	9.70%
Digital assets current, Interest rates	14.93%	9.70%
Grand Cayman [Member] | Counterparty A [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	12.00%
Digital assets, Number of coins on loan	326,500
Digital assets, Fair Value (in Dollars)	$ 40,661,634
Digital assets, Percentage of Fair Value Share	34.00%
Digital assets current, Interest rates	12.00%
Long-term
Long-term digital assets on loan, Number of coins on loan	196,500
Long-term digital assets on loan, Fair Value (in Dollars)	$ 24,471,703
Long-term digital assets on loan, Percentage of Fair Value Share	20.00%
Grand Cayman [Member] | Counterparty A One [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets current, Number of coins on loan	130,000
Digital assets current, Fair Value (in Dollars)	$ 16,189,931
Digital assets current, Percentage of Fair Value Share	13.00%
UAE [Member] | Counterparty F [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	18,739,981
Digital assets, Fair Value (in Dollars)	$ 24,622,033
Digital assets, Percentage of Fair Value Share	21.00%
Long-term
Long-term digital assets on loan, Number of coins on loan	8,327,991.5556
Long-term digital assets on loan, Fair Value (in Dollars)	$ 8,289,840
Long-term digital assets on loan, Percentage of Fair Value Share	7.00%
UAE [Member] | Counterparty F One [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets current, Number of coins on loan	10,411,989.4444
Digital assets current, Fair Value (in Dollars)	$ 16,332,193
Digital assets current, Percentage of Fair Value Share	14.00%
UAE [Member] | Counterparty F Three [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	4.75%
Digital assets current, Interest rates	4.75%
Digital assets current, Number of coins on loan		2,000
Digital assets current, Fair Value (in Dollars)		$ 6,809,705
Digital assets current, Percentage of Fair Value Share		18.00%
UAE [Member] | Bottom of range [member] | Counterparty F [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	1.94%
Digital assets current, Interest rates	1.94%
UAE [Member] | Top of range [member] | Counterparty F [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	4.75%
Digital assets current, Interest rates	4.75%
Switzerland [Member] | Counterparty H [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	6,420
Digital assets, Fair Value (in Dollars)	$ 54,804,103
Digital assets, Percentage of Fair Value Share	46.00%
Switzerland [Member] | Counterparty H One [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets current, Number of coins on loan	6,420
Digital assets current, Fair Value (in Dollars)	$ 54,804,103
Digital assets current, Percentage of Fair Value Share	46.00%
Switzerland [Member] | Counterparty H Three [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets current, Number of coins on loan		6,120
Digital assets current, Fair Value (in Dollars)		$ 31,809,053
Digital assets current, Percentage of Fair Value Share		82.00%
Switzerland [Member] | Bottom of range [member] | Counterparty H [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	3.75%
Digital assets current, Interest rates	3.75%
Switzerland [Member] | Bottom of range [member] | Counterparty H Three [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	3.25%
Digital assets current, Interest rates	3.25%
Switzerland [Member] | Top of range [member] | Counterparty H [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	4.50%
Digital assets current, Interest rates	4.50%
Switzerland [Member] | Top of range [member] | Counterparty H Three [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates		5.50%
Digital assets current, Interest rates		5.50%